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                               1997 ANNUAL REPORT

                         T. ROWE PRICE VARIABLE ANNUITY

                                  T. ROWE PRICE
                            VARIABLE ANNUITY ACCOUNT
                              FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1997


CONTENTS


Report of Independent Auditors..............................................   2

Audited Financial Statements
  Balance Sheet.............................................................   3
  Statement of Operations and Changes in Net Assets.........................   4
  Notes to Financial Statements.............................................   5


NOTICE OF CONTRACT OWNERS' MEETING

The annual meeting of contract owners will be held on Tuesday, June 2, 1998, at Security Benefit Life Insurance Company, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each contract owner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted for the information of T. Rowe Price No-Load Variable Annuity contract owners. The T. Rowe Price No-Load Variable Annuity (V6021) is issued by Security Benefit Life Insurance Company.
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REPORT OF INDEPENDENT AUDITORS


The Contract Owners of T. Rowe Price Variable Annuity Account and The Board of Directors of Security Benefit Life Insurance Company


We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account (the Account) as of December 31, 1997, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of T. Rowe Price Variable Annuity Account at December 31, 1997, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 6, 1998

2
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BALANCE SHEET
T. Rowe Price Variable Annuity Account
December 31, 1997 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


ASSETS

Investments:

  T. Rowe Price Portfolios:

    New America Growth Portfolio - 1,833,800 shares at net
      asset value of $21.35 per share (cost, $32,618) ...............   $ 39,153

    International Stock Portfolio - 1,606,981 shares at net
      asset value of $12.74 per share (cost, $20,455) ...............     20,472

    Equity Income Portfolio - 3,500,961 shares at net asset
      value of $18.59 per share (cost, $56,024) .....................     65,084

    Personal Strategy Balanced Portfolio - 1,032,694 shares at
      net asset value of $15.13 per share (cost, $14,309) ...........     15,625

    Limited-Term Bond Portfolio - 1,469,237 shares at net
      asset value of $4.96 per share (cost, $7,241) .................      7,287

    Mid-Cap Growth Portfolio - 1,095,013 shares at net asset
      value of $11.88 per share (cost $11,586) ......................     13,009

    Prime Reserve Portfolio - 8,068,379 shares at net asset
      value of $1.00 per share (cost $8,068) ........................      8,068
                                                                         -------
Total Assets ........................................................   $168,698
                                                                         =======


NET ASSETS
Net assets are represented by (Note 3):
                                          NUMBER     UNIT
                                         OF UNITS    VALUE    AMOUNT
                                         ----------------------------
New America Growth Subaccount:
  Accumulation units .................   2,030,514   $19.28   $39,141
  Annuity reserves ...................         684    19.28        12   $ 39,153
                                                               ------
International Stock Subaccount:
  Accumulation units .................   1,562,428    13.09    20,450
  Annuity reserves ...................       1,778    13.09        22     20,472
                                                               ------
Equity Income Subaccount:
  Accumulation units .................   3,450,047    18.84    64,989
  Annuity reserves ...................       5,044    18.84        95     65,084
                                                               ------
Personal Strategy Balanced Subaccount:
  Accumulation units .................     983,602    15.86    15,603
  Annuity reserves ...................       1,391    15.86        22     15,625
                                                               ------
Limited-Term Bond Subaccount:
  Accumulation units .................     626,694    11.60     7,271
  Annuity reserves ...................       1,337    11.60        16      7,287
                                                               ------
Mid-Cap Growth Subaccount:
  Accumulation units .................   1,100,979    11.82               13,009
Prime Reserve Subaccount:
  Accumulation units .................     769,829    10.48     8,064
  Annuity reserves ...................         413    10.48         4      8,068
                                                               ------    -------
Total net assets .....................                                  $168,698
                                                                         =======

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                                        3
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STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
T. Rowe Price Variable Annuity Account
Year ended December 31, 1997 (IN THOUSANDS)

                                                                                       PERSONAL
                                              NEW AMERICA  INTERNATIONAL    EQUITY     STRATEGY    LIMITED-    MID-CAP       PRIME
                                                 GROWTH       STOCK         INCOME     BALANCED   TERM BOND     GROWTH      RESERVE
                                               SUBACCOUNT   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                              -----------  -------------  ----------  ----------  ----------  ----------  ----------
Dividend distributions .....................   $   ---       $   188       $ 1,156     $   396     $   311     $   ---    $    283
Expenses (NOTE 2):
  Mortality and expense risk fee ...........      (174)         (108)         (258)        (65)        (29)        (43)        (30)
                                               --------      --------      --------    --------    --------    --------   ---------
Net investment income (loss) ...............      (174)           80           898         331         282         (43)        253

Capital gain distributions .................        91           267         1,942         235         ---         ---         ---
Realized gain on investments ...............     1,427           727         1,816         382          20         175         ---
Unrealized appreciation (depreciation) on
  investments ..............................     4,680          (791)        6,797         916          21       1,423         ---
                                               --------      --------      --------    --------    --------    --------   ---------
Net realized and unrealized gain on
  investments ..............................     6,198           203        10,555       1,533          41       1,598         ---
                                               --------      --------      --------    --------    --------    --------   ---------
Net increase in net assets resulting from
  operations ...............................     6,024           283        11,453       1,864         323       1,555         253

Net assets at beginning of year ............    25,570        14,362        27,983       8,121       4,865         ---         ---
Variable annuity deposits (NOTES 2 AND 3) ..    15,321        11,401        32,625       8,325       5,200      14,695      19,412
Terminations and withdrawals (NOTES 2 AND 3)    (7,753)       (5,574)       (6,977)     (2,684)     (3,101)     (3,241)    (11,597)
Annuity payments (NOTES 2 AND 3) ...........        (9)          ---           ---          (1)        ---         ---         ---
                                               --------      --------      --------    --------    --------    --------   ---------
Net assets at end of year ..................   $39,153       $20,472       $65,084     $15,625     $ 7,287     $13,009    $  8,068
                                               ========      ========      ========    ========    ========    ========   =========

4                           SEE ACCOMPANYING NOTES.
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NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Variable Annuity Account
December 31, 1997


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund or series thereof. Purchase payments received by the Account are invested in one of the Portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, purchase payments are invested in shares of New America Growth Portfolio -- emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio -- emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio -- emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio -- emphasis on both capital appreciation and income, Limited-Term Bond Portfolio -- emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment grade debt securities, Mid-Cap Growth Portfolio -- emphasis on long-term capital appreciation through investments in companies with proven products or services and Prime Reserve Portfolio -- emphasis on preservation of capital and liquidity while generating the

                                                                               5
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NOTES TO FINANCIAL STATEMENTS (cont.)

highest possible current income by investing primarily in high-quality money market securities.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each Portfolio except the International Stock Portfolio which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisors are responsible for managing the Portfolios' assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows:

                                                  COST OF       PROCEEDS
                                                 PURCHASES     FROM SALES
                                                 ---------     ----------
                                                      (IN THOUSANDS)
       New America Growth Portfolio ..........    $15,921       $ 8,445
       International Stock Portfolio .........     12,122         5,948
       Equity Income Portfolio ...............     36,441         7,953
       Personal Strategy Balanced Portfolio...      9,170         2,964
       Limited-Term Bond Portfolio ...........      5,875         3,494
       Mid-Cap Growth Portfolio ..............     14,965         3,554
       Prime Reserve Portfolio ...............     21,041        12,973

ANNUITY RESERVES

Annuity reserves relate to contracts which have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of .55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

6
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3.  SUMMARY OF UNIT TRANSACTIONS

                                                             (IN THOUSANDS)
     New America Growth Subaccount:
       Variable annuity deposits ............................      897
       Terminations, withdrawals and annuity payments .......      464

     International Stock Subaccount:
       Variable annuity deposits ............................      862
       Terminations, withdrawals and annuity payments .......      423

     Equity Income Subaccount:
       Variable annuity deposits ............................    1,970
       Terminations, withdrawals and annuity payments .......      419

     Personal Strategy Balanced Subaccount:
       Variable annuity deposits ............................      568
       Terminations, withdrawals and annuity payments .......      184

     Limited-Term Bond Subaccount:
       Variable annuity deposits ............................      462
       Terminations, withdrawals and annuity payments .......      279

     Mid-Cap Growth Subaccount:
       Variable annuity deposits ............................    1,406
       Terminations, withdrawals and annuity payments .......      305

     Prime Reserve Subaccount:
       Variable annuity deposits ............................    1,929
       Terminations, withdrawals and annuity payments .......    1,159